Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	15.53
Maximum Aggregate Offering Price	$ 4,659,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 643.41
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also covers any additional shares of common stock that may become issuable under the plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's common stock as reported on the OTCQX Market on July 16, 2026.